CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY € in Millions, $ in Millions	Total Equity Attributable to Owners of Parent EUR (€)	Issued Capital EUR (€)	Share Premium EUR (€)	Retained Earnings EUR (€)	Other Components of Equity EUR (€)	Treasury Shares EUR (€)	Non-Controlling Interests EUR (€)	USD ($)	EUR (€)
Equity at beginning of period at Dec. 31, 2014	€ 19,499	€ 1,229	€ 614	€ 18,317	€ 564	€ (1,224)	€ 34		€ 19,534
Profit after tax	3,064			3,064			(8)		3,056
Other comprehensive income	1,980			(17)	1,997				1,980
Comprehensive income	5,044			3,047	1,997		(8)		5,036
Share-based payments	(136)		(136)						(136)
Dividends	(1,316)			(1,316)					(1,316)
Reissuance of treasury shares under share-based payments	180		80			100			180
Other changes	(4)			(4)			2		(2)
Equity at end of period at Dec. 31, 2015	23,267	1,229	558	20,043	2,561	(1,124)	28		23,295
Profit after tax	3,646			3,646			(13)		3,634
Other comprehensive income	777			(8)	785				777
Comprehensive income	4,423			3,638	785		(13)		4,410
Share-based payments	16		16						16
Dividends	(1,378)			(1,378)					(1,378)
Reissuance of treasury shares under share-based payments	50		25			25			50
Other changes	(2)			(2)			6		4
Equity at end of period at Dec. 31, 2016	26,376	1,229	599	22,302	3,346	(1,099)	21		26,397
Hyperinflation	(17)			(17)					(17)
Equity at end of period at Jan. 01, 2017	26,359	1,229	599	22,285	3,346	(1,099)	21		26,380
Equity at beginning of period at Dec. 31, 2016	26,376	1,229	599	22,302	3,346	(1,099)	21		26,397
Profit after tax								$ 4,876	4,056
Other comprehensive income									(2,816)
Comprehensive income									1,240
Purchase of treasury shares									(500)
Equity at end of period at Dec. 31, 2017	25,509	1,229	570	24,794	508	(1,591)	31	30,704	25,540
Equity at beginning of period at Jan. 01, 2017	26,359	1,229	599	22,285	3,346	(1,099)	21		26,380
Profit after tax	4,018			4,018			38		4,056
Other comprehensive income	(2,816)			22	(2,838)				(2,816)
Comprehensive income	1,202			4,040	(2,838)		38		1,240
Share-based payments	(43)		(43)						(43)
Dividends	(1,499)			(1,499)			(66)		(1,565)
Purchase of treasury shares	(500)					(500)			(500)
Reissuance of treasury shares under share-based payments	22		13			8			22
Changes in non-controlling interests	(33)			(33)			35		2
Other changes	2			2			2		4
Equity at end of period at Dec. 31, 2017	€ 25,509	€ 1,229	€ 570	€ 24,794	€ 508	€ (1,591)	€ 31	$ 30,704	€ 25,540